30. RELATED PARTIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Details 2Abstract
Salary and profit sharing	R$ 40.1	R$ 32.8	R$ 27.5
Short term benefits (1)	0.0	0.4	0.3
Private pension	0.6	0.6	0.8
Post-employment benefits	0.1	0.2	0.2
Termination benefits	10.1	5.8	5.9
Share based payment	5.6	17.0	16.8
Total remuneration and benefits paid to professionals	R$ 56.5	R$ 56.8	R$ 51.5